SHAREHOLDER'S COMPENSATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Compensation
Loss for the year	R$ (318,206)	R$ 1,554,060	R$ 12,258,628
Earnings reserves	8,988,442
Net loss after destination	(318,206)
Dividends from earning reserves	(985,000)
Dividends proposed to the profit account	R$ (1,614,000)